Trade and other receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Line Items]
Current tax receivable	$ 348	$ 112
Other accounts receivable	325	376
Total trade and other receivables	4,474	4,489
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Current	4,113	4,305
Allowance for revenue adjustments
Disclosure Of Trade And Other Receivables [Line Items]
Current	(158)	(191)
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Current	(164)	(120)
Commodity taxes receivable
Disclosure Of Trade And Other Receivables [Line Items]
Current	$ 10	$ 7